Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax [Line Items]
Recognized in Profit or Loss	$ (318)	$ (489)	$ 81
Recognized in Other Comprehensive Income	(231)	(78)	(239)
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	2,785	3,133	3,259
Acquired by business combinations (Note 14)			6
Recognized in Profit or Loss	(357)	(270)	107
Recognized in Other Comprehensive Income	(231)	(78)	(239)
Ending balance	2,197	2,785	3,133
Deferred tax asset [Member] | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	1,744	1,816	2,034
Acquired by business combinations (Note 14)			1
Recognized in Profit or Loss	1	6	20
Recognized in Other Comprehensive Income	(231)	(78)	(239)
Ending balance	1,514	1,744	1,816
Deferred tax asset [Member] | Share of profit or loss of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	401	401	402
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	(399)	0	(1)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	2	401	401
Deferred tax asset [Member] | Allowance for doubtful receivables over quota [Member]
Income tax [Line Items]
Beginning balance	265	365	404
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	(81)	(100)	(39)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	184	265	365
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	38	33	72
Acquired by business combinations (Note 14)			1
Recognized in Profit or Loss	(5)	5	(40)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	33	38	33
Deferred tax asset [Member] | Estimated warranty liabilities [Member]
Income tax [Line Items]
Beginning balance	43	36	34
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	4	7	2
Recognized in Other Comprehensive Income	0	0	0
Ending balance	47	43	36
Deferred tax asset [Member] | Valuation loss (gain) on financial instruments [Member]
Income tax [Line Items]
Beginning balance	0	33	13
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	24	(33)	20
Recognized in Other Comprehensive Income	0	0	0
Ending balance	24	0	33
Deferred tax asset [Member] | Valuation Loss on Onerous Contracts [Member]
Income tax [Line Items]
Beginning balance	26	34	13
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	(8)	(8)	21
Recognized in Other Comprehensive Income	0	0	0
Ending balance	18	26	34
Deferred tax asset [Member] | Accrued Award Credits Liabilities [Member]
Income tax [Line Items]
Beginning balance	9	18	17
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	3	(9)	1
Recognized in Other Comprehensive Income	0	0	0
Ending balance	12	9	18
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	2,774	3,113	3,231
Acquired by business combinations (Note 14)			6
Recognized in Profit or Loss	(516)	(261)	115
Recognized in Other Comprehensive Income	(231)	(78)	(239)
Ending balance	2,027	2,774	3,113
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	11	20	28
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	159	(9)	(8)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	170	11	20
Deferred tax asset [Member] | Unrealized foreign exchange loss, net [Member]
Income tax [Line Items]
Beginning balance	2	5	3
Acquired by business combinations (Note 14)			1
Recognized in Profit or Loss	56	(3)	1
Recognized in Other Comprehensive Income	0	0	0
Ending balance	58	2	5
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	197	299	141
Acquired by business combinations (Note 14)			3
Recognized in Profit or Loss	(92)	(102)	155
Recognized in Other Comprehensive Income	0	0	0
Ending balance	105	197	299
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	49	73	98
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	(19)	(24)	(25)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	30	49	73
Deferred Tax Liability
Income tax [Line Items]
Beginning balance	(2,189)	(1,967)	(1,912)
Acquired by business combinations (Note 14)			(3)
Recognized in Profit or Loss	(112)	(222)	(52)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(2,301)	(2,189)	(1,967)
Deferred Tax Liability | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	(1,969)	(1,812)	(1,758)
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	(145)	(157)	(54)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(2,114)	(1,969)	(1,812)
Deferred Tax Liability | Others [Member]
Income tax [Line Items]
Beginning balance	(46)	(3)	(1)
Acquired by business combinations (Note 14)			(3)
Recognized in Profit or Loss	44	(43)	1
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(2)	(46)	(3)
Deferred Tax Liability | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	0	0
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(95)	(95)	(95)
Deferred Tax Liability | Intangible assets [member]
Income tax [Line Items]
Beginning balance	(24)	(27)	(29)
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	4	3	2
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(20)	(24)	(27)
Deferred Tax Liability | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(55)	(30)	(29)
Acquired by business combinations (Note 14)			0
Recognized in Profit or Loss	(15)	(25)	(1)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	$ (70)	$ (55)	$ (30)